Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Number of RSUs
Unvested, beginning balance		1,773,060
Granted		646,940
Vested		(1,159,664)
Forfeited/Cancelled	[1]	(447,638)
Unvested, ending balance		812,698	1,773,060
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)		$ 19.14
Granted (in dollars per share)		8.85
Vested (in dollars per share)		12.80
Forfeited/Cancelled (in dollars per share)	[1]	1.56
Unvested, ending balance (in dollars per share)		$ 13.25	$ 19.14
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2016		8 years 6 months	8 years 7 months 6 days
Aggregated intrinsic value
Unvested, December 31, 2016 (in dollars)		$ 16,820

[1]	Cancellation of the terms under original award in exchange for a new award which is treated as modification.